Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Components of Long-Term Debt

	June 30, 2015 $	December 31, 2014 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	185,434	257,661
U.S. Dollar-denominated Term Loan due through 2016	55,000	—
U.S. Dollar-denominated Term Loan due through 2018	88,570	93,595
U.S. Dollar-denominated Term Loan due through 2018	112,500	116,667
U.S. Dollar-denominated Term Loan due through 2018	121,333	125,667
U.S. Dollar-denominated Term Loan due through 2021	278,694	285,274
U.S. Dollar-denominated Term Loan due through 2021	92,002	95,560
U.S. Dollar-denominated Term Loan due through 2026	440,483	450,000
Norwegian Kroner-denominated Bond due in 2017	89,136	93,934
Norwegian Kroner-denominated Bond due in 2018	114,603	120,773
Norwegian Kroner-denominated Bond due in 2020	127,337	—
Euro-denominated Term Loans due through 2023	255,317	284,993

Total	1,960,409	1,924,124
Less current portion	154,631	157,235

Total	1,805,778	1,766,889